Income tax - Deferred tax assets (Details) - AUD ($) $ in Millions	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Deferred tax assets
Amounts recognised in the income statements and opening retained profits	$ 2,994	$ 3,094
Amounts recognised directly in OCI	83	206
Gross deferred tax assets	3,077	3,300
Set-off of deferred tax assets and deferred tax liabilities	(1,019)	(1,153)
Net deferred tax assets	2,058	2,147	$ 2,095
Provision for ECL on loans and credit commitments
Deferred tax assets
Amounts recognised in the income statements and opening retained profits	1,481	1,519
Provision for long service leave, annual leave and other employee benefits
Deferred tax assets
Amounts recognised in the income statements and opening retained profits	422	407
Property and equipment
Deferred tax assets
Amounts recognised in the income statements and opening retained profits	190	203
Other provisions
Deferred tax assets
Amounts recognised in the income statements and opening retained profits	195	167
Lease liabilities
Deferred tax assets
Amounts recognised in the income statements and opening retained profits	518	576
All other liabilities
Deferred tax assets
Amounts recognised in the income statements and opening retained profits	188	222
Investment securities
Deferred tax assets
Amounts recognised directly in OCI	83	206
Parent Entity
Deferred tax assets
Amounts recognised in the income statements and opening retained profits	2,710	2,748
Amounts recognised directly in OCI	83	206
Gross deferred tax assets	2,793	2,954
Set-off of deferred tax assets and deferred tax liabilities	(967)	(1,071)
Net deferred tax assets	1,826	1,883	$ 1,957
Parent Entity | Provision for ECL on loans and credit commitments
Deferred tax assets
Amounts recognised in the income statements and opening retained profits	1,312	1,314
Parent Entity | Provision for long service leave, annual leave and other employee benefits
Deferred tax assets
Amounts recognised in the income statements and opening retained profits	405	388
Parent Entity | Property and equipment
Deferred tax assets
Amounts recognised in the income statements and opening retained profits	192	192
Parent Entity | Other provisions
Deferred tax assets
Amounts recognised in the income statements and opening retained profits	172	141
Parent Entity | Lease liabilities
Deferred tax assets
Amounts recognised in the income statements and opening retained profits	456	508
Parent Entity | All other liabilities
Deferred tax assets
Amounts recognised in the income statements and opening retained profits	173	205
Parent Entity | Investment securities
Deferred tax assets
Amounts recognised directly in OCI	$ 83	$ 206